The non-current assets, in Canadian dollars, in each of the geographic locations as at December 31, 2021 and December 31, 2020 is as follows: (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non current assets	$ 328,517,095	$ 194,386,549
Canada [Member]
IfrsStatementLineItems [Line Items]
Non current assets	169,761,447	140,113,284
U S A [Member]
IfrsStatementLineItems [Line Items]
Non current assets	153,549,460	50,338,388
France [Member]
IfrsStatementLineItems [Line Items]
Non current assets	3,453,744	(0)
England And Wales [Member]
IfrsStatementLineItems [Line Items]
Non current assets	$ 1,752,444	$ 3,934,877